Property and Equipment, Net	9 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
7. Property and Equipment, Net
Property and equipment, net as of December 31, 2019 and September 30, 2020 are as follows:

	As of
	December 31,	September 30,
	2019	2020
	RMB	RMB
Servers and computers	53,428	71,260
Leasehold improvements	1,645	6,564
Furniture, fixtures and office equipment	3,259	3,786

Total	58,332	81,610
Less: accumulated depreciation	(33,781)	(42,122)

Net book value	24,551	39,488

Depreciation expenses recognized for the nine months ended September 30, 2019 and 2020 were RMB7,288 and RMB11,278, respectively.